UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: September 30, 2016

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds 32.7%

American Depository Receipts - 0.8%
Deutsche Telekom, 6.000%, due July 8, 2019	250,000	279,718
Total American Depository Receipts:		279,718

Communications - 5.8%
Viacom, Inc., 4.625%, due May 15, 2018	2,000,000	2,097,380
Total Communications:		2,097,380

Consumer Staples - 3.2%
Kraft Foods, Inc., 6.500%, due August 11, 2017	250,000	261,143
McDonald’s Corp., 5.300%, due March 15, 2017	500,000	509,445
Yum! Brands, Inc., 5.300%, due September 15, 2019	355,000	383,844
Total Consumer Staples:		1,154,431

Energy - 8.7%
Hess Corp., 8.125%, due February 15, 2019	199,000	228,780
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	483,754
Transocean, Inc., 7.375%, due April 15, 2018	1,350,000	1,370,250
XTO Energy, Inc., 6.250%, August 1, 2017	1,000,000	1,043,560
Total Energy:		3,126,345

Financials 0.6%
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	224,183
Total Financials:		224,183

Industrials - 5.9%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,530,362
International Paper, 9.375%, due May 15, 2019	500,000	594,415
Total Industrials:		2,124,777

Information Technology 1.1%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	109,998
Oracle Corp., 5.000%, due July 08, 2019	250,000	274,425
Total Information Technology:		384,423

Master Limited Partnership 3.8%
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,361,086
Total Master Limited Partnership:		1,361,086

Transportation 1.6%
FedEx Corp., 8.000%, due January 15, 2019	500,000	573,240
Total Transportation:		573,240

Utilities 1.3%
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	280,750
Southern Electric Power, 5.550%, due January 15, 2017	174,000	176,055
Total Utilities:		456,805

Total - US Corporate Bonds (Cost $11,333,185)		$11,782,387

U.S. Common Stock 54.9%

American Depository Receipts 0.7%

Atlantic Power Corp.	2,700	6,669
Penn West Petroleum, Ltd.	3,400	6,154
Royal Dutch Shell	2,800	147,924
Sanofi-Aventis	600	22,914
Seadrill, Ltd.	1,200	2,844
Silver Wheaton Corp.	700	18,921
Unilever	800	37,920
Total American Depository Receipts:		243,346

Consumer Staples 2.2%
Coca Cola Company	6,700	283,544
Kraft Heinz Company, The	4,900	438,599
Mondelez International, Inc.	1,500	65,850
Total Consumer Staples:		787,993

Energy 2.4%
Chevron Corp.	1,800	185,256
Diamond Offshore Drilling, Inc.	1,515	26,679
Hollyfrontier Corp	3,400	83,300
Kinder Morgan, Inc.	14,119	326,572
Linn Energy	5,890	265
Spectra Energy Corp.	5,300	226,575
Total Energy:		848,648

Financials 13.2%
AvalonBay Communities, Inc.	790	150,494
Care Capital Properties, Inc.	900	25,650
Digital Realty Trust, Inc.	1,500	145,680
EPR Properties	1,900	149,606
HCP, Inc.	4,600	174,570
Healthcare Realty Trust, Inc.	2,300	78,338
Highwoods Properties, Inc.	1,300	67,756
Hospitality Properties Trust	13,400	398,248
Liberty Properties Trust	8,740	352,659
LTC Properties, Inc.	4,830	251,112
Mack Cali Rlty Corp.	5,600	152,432
National Retail Properties, Inc.	1,470	74,750
Omega Healthcare Investors, Inc.	5,831	206,709
Realty Income Corp.	7,130	477,211
Redwood Trust, Inc.	2,600	36,816
RMR Group, Inc., The	274	10,396
Sabra Healthcare REIT, Inc.	1,960	49,353
Senior Housing Properties Trust	10,400	236,184
Stag Industrial, Inc.	7,130	174,756
Sun Communities, Inc.	3,180	249,566
Ventas, Inc.	5,600	395,528
Washington REIT	6,600	205,392
Wells Fargo & Co.	3,840	170,035
Welltower, Inc	7,310	546,569
Total Financials:		4,769,809

Healthcare 0.7%
Bristol-Myers Squibb	1,500	80,880
Eli Lilly & Co.	2,000	160,520
Total Healthcare:		241,400

Industrials 0.7%
General Electric Co.	6,730	199,343
Pitney Bowes, Inc.	3,000	54,480
Total Industrials:		253,823

Information Technology 1.6%
Cisco Systems, Inc.	6,250	198,250
Paychex, Inc.	6,600	381,942
Total Information Technology:		580,192

Master Limited Partnerships 8.9%
Amerigas Partners LP	7,230	330,122
Boardwalk Pipeline Partners LP	10,218	175,341
Breitburn Energy Partners LP	4,700	294
Buckeye Partners LP	6,472	463,395
CVR Partners LP	4,760	25,228
Enbridge Energy Partners LP	3,700	94,091
Energy Transfer Partners LP	8,312	307,544
Enterprise Products Partners LP	11,200	309,456
KKR and Co. LP	2,370	33,796
Magellan Midstream Partners LP	6,200	438,588
MPLX LP	2,180	73,815
Nustar Energy LP	4,100	203,278
Plains All American Pipeline LP	3,914	122,939
Spectra Energy Partners LP	4,466	195,120
Suburban Propane Partners LP	3,200	106,560
TC Pipelines LP	2,300	131,169
Terra Nitrogen Company LP	225	25,274
Williams Partners LP	4,541	168,880
Total Master Limited Partnerships:		3,204,890

Mutual Funds 1.1%
Blackrock Global Floating Rate Income Fund	3,179	42,980
John Hancock Preferred Income Fund	3,284	72,726
iShares Investment Grade Corp. Bonds	640	78,835
iShares US Preferred ETF	2,516	99,382
SPDR Barclays High Yield Bond ETF	2,600	95,472
Total Mutual Funds:		390,395

Telecommunication Services 8.1%
AT & T, Inc.	29,570	1,200,838
Centurylink, Inc.	6,900	189,267
Consolidated Communications	9,600	242,304
Frontier Communications Corp.	192	799
Verizon Communications	24,540	1,275,589
Total Telecommunication Services:		2,908,797

Utilities 15.4%
Aliant Energy Corp.	7,400	283,494
American Electric Power, Inc.	6,740	432,775
Atmos Energy Corp.	1,500	111,705
Avista Corp.	2,000	83,580
Centerpoint Energy, Inc.	13,000	301,990
Consolidated Edison	4,300	323,790
Dominion Res, Inc.	8,300	616,441
Duke Energy Corp.	7,795	623,912
Entergy Corp.	2,870	220,215
Eversource Energy	4,981	269,871
Exelon Corp.	1,400	46,606
Firstenergy Corp.	1,255	41,515
NextEra Energy	1,000	122,320
ONEOK, Inc.	1,200	61,668
Piedmont Natural Gas Company, Inc.	2,700	162,108
PPL Corp.	4,945	170,949
Public Service Enterprise Group, Inc.	5,500	230,285
Scana Corp.	700	50,659
Southern Company	12,530	642,789
Talen Energy Corp.	617	8,545
WEC Energy Group, Inc.	5,900	353,292
Xcel Energy, Inc.	9,540	392,476
Total Utilities:		5,550,985

Total US Common Stock (Cost $18,394,466)		19,780,276

Cash Equivalents 12.4%
Total Cash Equivalents (Cost $4,486,033)		$4,486,033
TOTAL INVESTMENT IN SECURITIES (Cost $34,213,684)		$36,048,696

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		11,782,387		11,782,387
US Common Stock	19,780,276			19,780,276
Cash Equivalents	4,486,033			4,486,033
TOTALS				$36,048,696

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 26, 2016